STOCKHOLDERS' EQUITY (Details Textual) - USD ($)			1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 05, 2018	Mar. 02, 2018	Oct. 19, 2017	Jun. 27, 2016	Mar. 29, 2013	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Sep. 10, 2014	Dec. 31, 2012	Jul. 14, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		3,860,294		5,147,059
Stock Issued During Period, Shares, New Issues		5,147,059		5,147,059
Other Nonoperating Expense								$ 582,904	$ 0
Fair Value Adjustment of Warrants								15,545	0	$ 0	$ 83,799
Professional Fees	$ 2,089,120				$ 4,700,520			85,565
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.2301		$ 0.51
Proceeds from Warrant Exercises		$ 1,029,000						1,029,412	0	60,000	0
Reduction in Exercise Of Warrants		$ 0.20
Allocated Share-based Compensation Expense						$ 60,177	$ 47,934	120,345	$ 114,292	271,377	$ 342,483
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options						$ 192,360		$ 192,360		$ 313,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition								11 months 1 day		1 year 7 days
Stock Issued During Period Warrants Exercised			2,906,944
Sale of Stock, Price Per Share				$ 0.34
Stock Issuance Costs										$ 230,000
SabbyWarrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		0.51
Stock Issued During Period, Shares, New Issues		5,147,059		5,147,059
Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						102,947		102,947
Reprice Agreement expenses								$ 101,110
Class of Warrant or Right, Exercise Price of Warrants or Rights													$ 0.15
General and Administrative Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issuance Costs										$ 214,000
Sale Of Stock 2016 Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues				5,147,059
Warrants To Purchase Common Stock Shares				5,147,059
Employee And Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Grant Date Intrinsic Value										$ 0.21	$ 0.46
Placement Agent [Member] | Sale Of Stock 2016 Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants To Purchase Common Stock Shares				257,353
Stock Option And Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance												8,000,000		5,000,000
Increase Common Stock Reserved For Future Issuance												3,000,000